CONCENTRATION OF RISKS	12 Months Ended
Dec. 31, 2021
CONCENTRATION OF RISKS
CONCENTRATION OF RISKS

3.    CONCENTRATION OF RISKS

Concentration of credit risk

Assets that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents and restricted cash. As of December 31, 2021, substantially all of the Group’s cash and cash equivalents and restricted cash were deposited in financial institutions located in the PRC, Hong Kong, United States and Malta, which management believes are of high credit quality.

Vulnerability due to change of regulations or policies

The blockchain and cryptocurrency mining business could be significantly affected by, among other things, the regulatory and policy developments in international markets where the Company operates, such as the United States and Kazakhstan. Governmental authorities are likely to continue to issue new laws, rules and regulations governing the blockchain and cryptocurrency industry in and enhance enforcement of existing laws, rules and regulations. For example, the People’s Bank of China (the “PBOC”), Ministry of Industry and Information Technology, State Administration for Industry and Commerce, China Banking Regulatory Commission, China Securities Regulatory Commission and China Insurance Regulatory Commission issued “Announcement on Preventing Token Fundraising Risks” on September 4, 2017, prohibiting all organizations and individual from engaging in initial coin offering transactions. On May 21, 2021, the Financial Stability and Development Committee of the PRC State Council called for the need to resolutely control financial risks and crack down on cryptocurrency mining and trading activities. On June 18, 2021, the “Notice of the Sichuan Provincial Development and Reform Commission and the Sichuan Provincial Energy Administration on the Cleanup and Shutdown of Virtual Currency Mining Projects” required electricity companies within Sichuan Province to close down power supply to businesses involved in cryptocurrency mining. On June 21, 2021, the Company terminated the operations of the two data centers in Sichuan according to the written notice from the Local Power Supplier.

On October 14, 2021, the Group announced that its mining pool subsidiary, BTC.com, would completely exit the China market, cease registering new users from China and start to retire accounts of existing users from China. The Group has been working on solutions with its existing users in China, such as migrating users’ mining machines to overseas markets so that they have access to the services in a compliant manner.

The Group had begun the development of the international operations before these regulatory and policy developments in China. In the second half of 2021, the Group has finished the migration of the cryptocurrency operations to international markets.